Shareholder Report, Average Annual Return (Details)		9 Months Ended	12 Months Ended
		Mar. 31, 2026	Mar. 31, 2026
C000261369
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GQG US Equity ETF
Without Sales Load [Member] | C000261369
Average Annual Return [Line Items]
Average Annual Return, Percent		8.69%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		5.21%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.